INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ (150)	$ (29)	$ (213)
Foreign exchange	526	318	35
Deferred tax liability related to property, plant and equipment revaluations	6,914	6,082	5,145
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	6,028	5,856	5,405
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	1,149	1,140	885
Recognized in net income (loss)	132	23	273
Recognized in equity	0	8	(52)
Business combination	0	(28)	30
Foreign exchange	(8)	6	4
Balance, end of year	1,273	1,149	1,140
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(7,167)	(6,450)	(5,574)
Recognized in net income (loss)	18	6	(60)
Recognized in equity	(947)	(1,068)	(865)
Business combination	(42)	33	18
Foreign exchange	534	312	31
Balance, end of year	(7,604)	(7,167)	(6,450)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,018)	(5,310)	(4,689)
Recognized in net income (loss)	150	29	213
Recognized in equity	(947)	(1,060)	(917)
Business combination	(42)	5	48
Foreign exchange	526	318	35
Balance, end of year	$ (6,331)	$ (6,018)	$ (5,310)